Goodwill (Tables)	12 Months Ended
Jun. 30, 2023
Goodwill [Abstract]
Schedule of Goodwill
	As of June 30, 2023	As of June 30, 2022
Goodwill	251,440	—
Total Goodwill	$251,440	$—